Derivative Financial Instruments (Tables)	8 Months Ended
Oct. 31, 2018
Investments, All Other Investments [Abstract]
Derivative financial instruments

The following tables summarize the components of the Company’s derivative liabilities and linked common shares as of October 31, 2018 and the amounts that were reflected in income related to derivatives for the period ended:

	October 31, 2018
The financings giving rise to derivative financial instruments	Indexed Shares	Fair Values
Compound embedded derivative	301,898	$ (439,548)
Derivative warrants	480,000	(140,112)
Total	781,898	$ (579,660)

Derivative financial instruments and income effects

The following table summarizes the effects on the Company’s gain (loss) associated with changes in the fair values of the derivative financial instruments by type of financing for the three months ended October 31, 2018 and for the period from February 26, 2018 (Inception) through to October 31, 2018:

The financings giving rise to derivative financial instruments and the income effects:	Three Months Ended December 31, 2013
Compound embedded derivative	$(31,175)
Derivative warrants	(11,568)
Day-one derivative loss	(260,917)
Total gain (loss)	$(303,660)

Embedded derivative

Significant inputs and results arising from the Monte Carlo Simulations process are as follows for the compound embedded derivative that has been bifurcated from the Convertible Notes and classified in liabilities:

	Inception	October 31, 2018
Quoted market price on valuation date	$0.41	$0.44
Contractual conversion rate	$0.20	$0.20
Contractual term to maturity	1.00 Year	0.92 Years
Market volatility:
Equivalent Volatility	163.10%	152.57%
Interest rate	5.0%	5.0%

Significant inputs and results arising from the Black Scholes Merton process are as follows for the detachable warrants classified in liabilities:

	Inception	October 31, 2018
Quoted market price on valuation date	$0.41	$0.44
Contractual strike price	$0.3125	$0.3125
Range of effective contractual conversion rates	--	--
Contractual term to maturity	3.00 Year	2.93 Years
Market volatility:
Volatility	166.14%	164.78%
Risk-free interest rate	2.94%	2.93%

Changes in fair value inputs and assumptions

The following table reflects the issuances of compound embedded derivatives and detachable warrants and changes in fair value inputs and assumptions related to the compound embedded derivatives during the quarter ended October 31, 2018.

October 31, 2018
Balances at February 26, 2018 (Company Inception)	$--
Issuances:
Compound embedded derivative	408,373
Detachable warrants	128,544
Changes in fair value inputs and assumptions reflected in income	42,743
Balances at October 31	$579,660